Other Financial Data (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities [Abstract]
Defined benefit plans, including split dollar life insurance arrangements	$ 1,751	$ 3,379
Postretirement health care benefit plan	117	167
Deferred revenue	162	178
Unrecognized tax benefits	99	94
Other	185	202
Other liabilities	$ 2,314	$ 4,020